Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Compensation to the Members of the Board of Directors and the Executive Management Team

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Non-executive director’s fees	210	196
Share-based compensation	113	168

Total compensation to the Board of Directors	323	364

Executive management fees	662	552
Short-term employee benefits	1 767	999
Share-based compensation	662	460

Total compensation to the Executive Committee	3 091	2 011